Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Parenthetical) (Detail) - Financial assets past due but not impaired [member] - CAD ($)
$ in Millions
	Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,481	$ 2,323
Maturity Between 90 to 180 Days Past Due [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 10	$ 16